INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

a.	Inventories are comprised of the following:

	December 31,
	2013	2012

Raw materials, parts and supplies	$5,364	$8,552
Work in progress	5,036	1,404
Finished products	16,741	13,172

	$27,141	$23,128

b.	Inventory write-offs totaled $ 2,080, $ 1,332 and $ 377 in 2013, 2012 and 2011, respectively.